Finance Costs - Net (Schedule of Finance Costs Net) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Debt accretion and capitalized interest:
Convertible debt (Notes 8)	$ 6,913	$ 3,429
Non-convertible debt (Notes 9)	11,599	17,131
Environmental rehabilitation provision accretion (Note 6)	1,776	1,796
Other finance costs	562	858
Less: amounts capitalized on qualifying assets	(18,512)	(20,560)
Finance costs	2,338	2,654
Interest income:
Bank deposits	(105)	(273)
Finance income	(105)	(273)
Finance costs - net	$ 2,233	$ 2,381